Cover	Aug. 04, 2021
Cover [Abstract]
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	Federal Home Loan Bank of Des Moines
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51999
Entity Tax Identification Number	42-6000149
Entity Address, Postal Zip Code	50309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325814
City Area Code	515-412-2100
Local Phone Number	515-412-2100
Entity Address, Address Line One	909 Locust Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Document Type	8-K